UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Sector Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Natural Resources Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.19%; Class B, 1.89%; Class C, 1.89%; Class Q, 0.76%; Class R, 1.64%; Class Z, 0.89%. Net operating expenses: Class A, 1.18%; Class B, 1.88%; Class C, 1.88%; Class Q, 0.75%; Class R, 1.38%; Class Z, 0.88%, after contractual reductions through 2/28/13.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–2.89%	–21.33%	14.73%	297.02%	—
Class B	–3.23	–21.86	10.75	269.21	—
Class C	–3.25	–21.88	10.75	269.21	—
Class Q	–2.67	–20.98	N/A	N/A	–13.32% (12/27/10)
Class R	–2.99	–21.48	13.65	N/A	33.01 (8/22/06)
Class Z	–2.73	–21.08	16.45	308.09	—
MSCI World ND Index	7.54	–4.63	–8.57	62.34	—
S&P 500 Index	12.76	4.73	5.13	58.34	—
Lipper Global Natural Resources Index	–0.34	–21.95	–3.01	175.82	—
Lipper Global Natural Resources Funds Avg.	–1.59	–20.79	1.22	215.51	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–24.48%	2.94%	14.84%	––
Class B		–24.61	3.21	14.65	—
Class C		–21.43	3.38	14.65	—
Class Q		–19.73	N/A	N/A	–9.63% (12/27/10)
Class R		–20.23	3.91	N/A	5.51 (8/22/06)
Class Z		–19.83	4.42	15.81	—
MSCI World ND Index		0.56	–0.70	4.70	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Global Natural Resources Index		–19.84	0.85	11.03	—
Lipper Global Natural Resources Funds Avg.		–18.51	1.43	12.20	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75% annually. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

For the period through February 28, 2013, the distributor of the Fund has contractually agreed to limit distribution and service (12b-1) fees to 0.50% of the average daily net assets for Class R shares.

Benchmark Definitions

Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index

The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free-float-adjusted, market-capitalization index that is designed to measure global developed-market equity performance. The MSCI World ND Index consists of approximately 23 developed-market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. MSCI World ND Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 4.19% for Class Q and 7.30% for Class R. MSCI World ND Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 4.28% for Class Q and 1.48% for Class R.

Standard & Poor’s 500 Composite Stock Price Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/12 is 14.21% for Class Q and 20.92% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 11.77% for Class Q and 3.58% for Class R.

Lipper Global Natural Resources Index

The Lipper Global Natural Resources Index is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds. Lipper Global Natural Resources Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are –12.26% for Class Q and 12.68% for Class R. Lipper Global

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

Natural Resources Index Closest Month-End to Inception average annual total returns as of 3/31/12 are –8.80% for Class Q and 2.45% for Class R.

Lipper Global Natural Resources Funds Average

The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Natural Resources Funds category and does not include the effect of any sales charges or taxes payable by investors. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/12 are –12.77% for Class Q and 17.51% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are –9.46% for Class Q and 2.93% for Class R.

Investors cannot invest directly in an index or average. The returns for the MSCI World ND Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Index and the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Index and the Lipper Average would be lower if they included the effects of sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
National Oilwell Varco, Inc., Energy Equipment & Services	3.0%
Concho Resources, Inc., Oil, Gas & Consumable Fuels	2.8
Noble Energy, Inc., Oil, Gas & Consumable Fuels	2.6
Cameron International Corp., Energy Equipment & Services	2.5
Schlumberger Ltd., Energy Equipment & Services	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/12
Oil, Gas & Consumable Fuels	44.3%
Metals & Mining	25.3
Energy Equipment & Services	22.6
Construction Materials	1.8
Chemicals	1.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$971.10	1.18%	$5.78
	Hypothetical	$1,000.00	$1,019.00	1.18%	$5.92

Class B	Actual	$1,000.00	$967.70	1.88%	$9.20
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42

Class C	Actual	$1,000.00	$967.50	1.88%	$9.20
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42

Class Q	Actual	$1,000.00	$973.30	0.75%	$3.68
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

Class R	Actual	$1,000.00	$970.10	1.38%	$6.76
	Hypothetical	$1,000.00	$1,018.00	1.38%	$6.92

Class Z	Actual	$1,000.00	$972.70	0.88%	$4.32
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS 96.0%

Chemicals 1.7%
85,023	Celanese Corp. (Class A Stock)	$4,120,215
872,993	Mosaic Co. (The)	46,111,490
1,297,624	Neo Material Technologies, Inc. (Canada)*	14,304,930
563,626	Potash Corp. of Saskatchewan, Inc.	23,942,832

		88,479,467

Construction Materials 1.8%
129,242	Holcim Ltd. (Switzerland)	8,045,142
18,173,277	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	35,692,035
30,003,079	PT Semen Gresik (Persero) Tbk (Indonesia)	39,664,590
189,762	Vulcan Materials Co.	8,123,711

		91,525,478

Energy Equipment & Services 22.6%
123,729	Baker Hughes, Inc.(a)	5,457,686
2,477,813	Cameron International Corp.*	126,987,916
339,893	Core Laboratories NV	46,558,543
922,226	Dresser-Rand Group, Inc.*	44,893,962
1,230,215	Dril-Quip, Inc.*	82,904,189
1,138,167	Ensco PLC (United Kingdom), ADR	62,200,827
1,375,636	FMC Technologies, Inc.*(a)	64,654,892
3,255,821	Halliburton Co.	111,414,195
979,466	Helmerich & Payne, Inc.(a)	50,334,758
3,660,128	Key Energy Services, Inc.*	46,337,221
617,210	Lufkin Industries, Inc.	47,426,416
513,028	Nabors Industries Ltd.*	8,541,916
2,001,788	National Oilwell Varco, Inc.	151,655,459
208,041	Noble Corp.(a)	7,918,041
1,797,500	OSX Brasil SA (Brazil), 144A*(b)	13,928,114
2,691,727	Patterson-UTI Energy, Inc.(a)	43,525,226
2,278,074	Rowan Cos., Inc.*	78,661,895
183,461	Saipem SpA (Italy)	9,063,040
1,674,336	Schlumberger Ltd.	124,135,271
251,536	Superior Energy Services, Inc.*	6,771,349
81,074	Technip SA (France)	9,168,125
184,260	Tenaris SA (Luxembourg), ADR(a)	7,221,149
450,397	Weatherford International Ltd.*	6,427,165

		1,156,187,355

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products 0.3%
1,474,869	Adecoagro SA*	$13,155,832
2,183,300	Agrenco Ltd. (Brazil), 144A*	377,981

		13,533,813

Metals & Mining 25.3%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	30,955,614
209,014	Agnico-Eagle Mines Ltd.	8,343,839
3,911,368	Alacer Gold Corp.*	31,675,805
2,226,349	Alamos Gold, Inc. (Canada)	40,747,472
618,783	Alcoa, Inc.(a)	6,020,759
27,310	Allegheny Technologies, Inc.	1,172,691
8,454,598	Archipelago Resources PLC (United Kingdom)*	8,266,895
666,158	AXMIN, Inc. (Canada)*	310,202
157,122	Barrick Gold Corp.	6,352,442
949,469	BHP Billiton Ltd. (Australia), ADR(a)	70,545,547
1,463,576	Cia de Minas Buenaventura SA (Peru), ADR	60,401,781
1,314,590	Cliffs Natural Resources, Inc.	81,846,373
718,759	Detour Gold Corp. (Canada)*(a)	17,738,872
7,847,849	Eldorado Gold Corp. (Canada)	111,221,224
4,774,856	First Quantum Minerals Ltd. (Canada)	99,185,145
600,000	First Uranium Corp. (South Africa), 144A*	69,849
2,182,753	Freeport-McMoRan Copper & Gold, Inc.	83,599,440
2,805,594	Gabriel Resources Ltd. (Canada)*(a)	7,412,664
216,800	Gold Reserve, Inc. (XTSE)*	912,981
1,068,152	Gold Reserve, Inc.*	4,593,054
155,742	Goldcorp, Inc.(a)	5,958,689
851,684	Highland Gold Mining Ltd. (Jersey Islands)	1,713,928
411,029	IAMGOLD Corp. (Canada)	5,097,034
402,658	Iluka Resources Ltd. (Australia)	7,132,334
644,357	Impala Platinum Holdings Ltd. (South Africa)	12,541,724
1,021,505	Impala Platinum Holdings Ltd. (South Africa), ADR	19,663,971
4,074,553	Kinross Gold Corp.	36,467,249
2,261,905	Nevsun Resources Ltd. (Canada)	8,334,599
1,501,994	Newcrest Mining Ltd. (Australia)	41,159,525
102,297	Newmont Mining Corp.	4,874,452
1,850,769	Northern Dynasty Minerals Ltd.*(a)	10,438,337
174,316	Nucor Corp.(a)	6,834,930
102,179	Pan American Silver Corp. (Canada)	1,987,001
1,698,223	Pan American Silver Corp.	33,132,331
482,726	Pilot Gold, Inc. (Canada)*	620,602

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
5,674,802	Platinum Group Metals Ltd.*(a)	$8,228,463
523,100	Platmin Ltd. (South Africa), Private Placement, 144A (original cost $4,469,143; purchased 11/27/07)*(b)(c)	43,220
1,017,624	Randgold Resources Ltd. (Jersey Islands), ADR	90,721,180
838,473	Reliance Steel & Aluminum Co.	46,862,256
11,120	Rio Tinto PLC (United Kingdom)	619,452
1,120,601	Rio Tinto PLC (United Kingdom), ADR(a)	62,832,098
542,030	Seabridge Gold, Inc.*(a)	9,084,423
1,683,549	SEMAFO Inc. (Canada)(b)	8,555,364
3,229,301	SEMAFO Inc. (Canada), 144A(b)	16,410,478
1,525,015	Silver Wheaton Corp.	46,558,708
818,846	Southern Copper Corp.(a)	26,923,656
256,506	Tahoe Resources Inc.*(b)	4,827,096
506,600	Tahoe Resources Inc., 144A*(b)	9,533,526
48,141	Teck Resources Ltd. (Canada) (Class B Stock)	1,796,302
263,517	United States Steel Corp.(a)	7,465,437
57,683	Vedanta Resources PLC (United Kingdom)	1,139,281
94,211	Walter Energy, Inc.	6,247,131
1,561,601	Western Areas NL (Australia)(a)	8,200,626
3,633,699	Xstrata PLC (Switzerland)	69,438,810
403,028	Yamana Gold, Inc.	5,924,512

		1,298,741,374

Oil, Gas & Consumable Fuels 44.3%
983,300	Advantage Oil & Gas Ltd., Reg. D (Canada)*	3,085,722
1,451,939	Anadarko Petroleum Corp.	106,296,454
824,120	Apache Corp.	79,066,073
295,524	Arch Coal, Inc.(a)	2,884,314
4,932,465	Bankers Petroleum Ltd. (Canada)*	17,076,510
1,029,358	Berry Petroleum Co. (Class A Stock)	46,887,257
2,996,562	BG Group PLC (United Kingdom)	70,539,667
815,337	Bonavista Energy Corp. (Canada)	14,708,008
210,753	Cabot Oil & Gas Corp.(a)	7,405,860
228,609	Cameco Corp. (Canada)	5,058,858
283,461	Canadian Oil Sands Ltd. (Canada)	6,264,062
1,591,182	Carrizo Oil & Gas, Inc.*(a)	44,616,743
324,900	Chesapeake Energy Corp.	5,991,156
1,010,415	Cimarex Energy Co.(a)	69,829,781
3,014,960	Cobalt International Energy, Inc.*	80,680,330
1,352,963	Concho Resources, Inc.*	145,010,574

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,493,324	Consol Energy, Inc.(a)	$49,638,090
89,993	Continental Resources, Inc.*(a)	8,031,875
4,221,555	Denbury Resources, Inc.*	80,378,407
114,118	Devon Energy Corp.	7,971,142
905,653	Energy XXI (Bermuda) Ltd.*(a)	34,125,005
716,704	EOG Resources, Inc.	78,701,266
148,970	EQT Corp.(a)	7,421,685
20,910,417	Far East Energy Corp.*	4,495,740
935,716	FX Energy, Inc.*	5,314,867
851,671	Hess Corp.	44,406,126
2,559,053	HollyFrontier Corp.	78,870,013
11,340	HRT Participacoes em Petroleo SA (Brazil)*	3,289,888
15,900	HRT Participacoes em Petroleo SA (Brazil), 144A*	4,612,806
4,259,932	Kodiak Oil & Gas Corp.*(a)	37,700,398
1,806,805	Kosmos Energy Ltd.*	22,006,885
1,050,660	Laredo Petroleum Holdings, Inc.*	27,758,437
6,430,000	Linc Energy Ltd. (Australia), 144A*(b)	7,503,699
1,474,071	Marathon Petroleum Corp.	61,336,094
752,400	MEG Energy Corp. (Canada), 144A*(b)	32,758,743
121,950	Murphy Oil Corp.	6,703,591
276,223	Newfield Exploration Co.*	9,916,406
331,302	Niko Resources Ltd. (Canada)	13,958,384
1,349,707	Noble Energy, Inc.	134,052,899
1,106,059	Occidental Petroleum Corp.	100,894,702
8,903,652	OGX Petroleo e Gas Participacoes SA (Brazil)*	62,171,187
4,516,159	Oil Search Ltd. (Papua New Guinea)	34,586,209
2,110,648	Pacific Rubiales Energy Corp. (Canada)	60,551,465
75,621	Pioneer Natural Resources Co.(a)	8,758,424
155,540	Plains Exploration & Production Co.*(a)	6,353,809
153,911,753	PT Adaro Energy Tbk (Indonesia)	31,149,106
699,808	QGEP Participacoes SA (Brazil)(b)	4,706,628
1,816,900	QGEP Participacoes SA (Brazil), 144A(b)	12,219,740
3,869,098	Quicksilver Resources, Inc.*(a)	18,184,761
436,833	Range Resources Corp.	29,119,288
986,815	Rosetta Resources, Inc.*(a)	49,607,190
704,400	Sanchez Energy Corp.*(a)	17,074,656
2,468,635	Southwestern Energy Co.*(a)	77,959,493
2,009,466	Suncor Energy, Inc.	66,392,757
4,883,881	Talisman Energy, Inc.	63,783,486

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)*(b)(c)	$57,825,094
340,257	Ultra Petroleum Corp.*(a)	6,723,478
1,524,461	Whiting Petroleum Corp.*	87,199,169
50,492	Williams Cos., Inc. (The)	1,718,243
162,867	Woodside Petroleum Ltd. (Australia)	5,925,892
9,569,891	Zodiac Exploration, Inc. (Canada)*(b)	629,694
19,575,000	Zodiac Exploration, Inc., Reg. D (Canada)*(b)	1,288,025

		2,271,176,311

	TOTAL COMMON STOCKS (cost $3,978,803,597)	4,919,643,798

CONVERTIBLE PREFERRED STOCK 0.3%

Metals & Mining
18,340	Iron Co./Manabi, Private Placement, 144A (original cost $18,340,000; purchased 05/25/11)*(b)(c)	16,921,662

Units
RIGHT

Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	—

WARRANT

Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)*(b)(c)	—

	TOTAL LONG-TERM INVESTMENTS (cost $3,997,143,597)	4,936,565,460

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 9.9%

Affiliated Money Market Mutual Fund
507,357,858	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund) (cost $507,357,858; includes $322,517,092 of cash collateral received for securities on loan) (Note 3)(d)(e)	$507,357,858

	TOTAL INVESTMENTS 106.2% (cost $4,504,501,455; Note 5)	5,443,923,318
	LIABILITIES IN EXCESS OF OTHER ASSETS (6.2%)	(319,609,777)

	NET ASSETS 100.0%	$5,124,313,541

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $312,005,002; cash collateral of $322,517,092 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $67,950,672. The aggregate value of $74,789,976 is approximately 1.5% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

See Notes to Financial Statements.

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Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$140,467,623	$—	$—
Brazil	101,306,344	—	—
Canada	489,101,360	—	—
France	9,168,125	—	—
Indonesia	106,505,731	—	—
Italy	9,063,040	—	—
Jersey Islands	92,435,108	—	—
Luxembourg	7,221,149	—	—
Papua New Guinea	34,586,209	—	—
Peru	60,401,781	—	—
South Africa	63,231,158	—	43,220
Switzerland	77,483,952	—	—
United Kingdom	205,598,220	—	—
United States	3,465,205,684	—	57,825,094
Convertible Preferred Stock
United States	—	—	16,921,662
Right
United States	—	—	—
Warrant
Canada	—	—	—
Affiliated Money Market Mutual Fund	507,357,858	—	—

Total	$5,369,133,342	$—	$74,789,976

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/11	$58,305,790	$16,527,534
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(584,422)	394,128
Purchases		—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	146,946	—
Transfers out of Level 3	—	—

Balance as of 04/30/12	$57,868,314	$16,921,662

*	Of which, ($190,294) was included in Net Assets relating to securities held at the reporting period end.

Fair value of Level 2 Common Stock of $455,536,893 was transferred out of Level 2 at 4/30/2012 as a result of having an observable quote from the exchange. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

United States (including 6.3% of collateral received for securities on loan)	79.0%
Canada	9.5
United Kingdom	4.0
Australia	2.7
Indonesia	2.1
Brazil	2.0
Jersey Islands	1.8
Switzerland	1.5
Peru	1.2
South Africa	1.2%
Papua New Guinea	0.7
France	0.2
Italy	0.2
Luxembourg	0.1

106.2
Liabilities in excess of other assets	(6.2)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

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At April 30, 2012, the Fund held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at April 30, 2012 of $0 and are presented in the Statement of Assets and Liabilities as such.

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2012 are as follows:

For the six months ended April 30, 2012, the Fund did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	15

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $312,005,002:
Unaffiliated Investments (cost $3,997,143,597)	$4,936,565,460
Affiliated Investments (cost $507,357,858)	507,357,858
Cash	88,697
Receivable for Fund shares sold	10,318,389
Receivable for investments sold	8,074,844
Dividends receivable	3,554,580
Foreign tax reclaim receivable	158,765
Prepaid expenses	34,149

Total assets	5,466,152,742

Liabilities
Payable to broker for collateral for securities on loan	322,517,092
Payable for Fund shares reacquired	12,301,594
Management fee payable	2,960,398
Accrued expenses	2,424,589
Distribution fee payable	1,456,038
Affiliated transfer agent fee payable	179,490

Total liabilities	341,839,201

Net assets	$5,124,313,541

Net assets were comprised of:
Common stock, at par	$1,100,097
Paid-in capital in excess of par	4,816,083,822

4,817,183,919
Distribution in excess of net investment income	(124,451,966)
Accumulated net realized loss on investment and foreign currency transactions	(507,853,657)
Net unrealized appreciation on investments and foreign currencies	939,435,245

Net assets, April 30, 2012	$5,124,313,541

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,104,479,147 ÷ 43,770,930 shares of common stock issued and outstanding)	$48.08
Maximum sales charge (5.50% of offering price)	2.80

Maximum offering price to public	$50.88

Class B
Net asset value, offering price and redemption price per share ($202,424,706 ÷ 5,033,680 shares of common stock issued and outstanding)	$40.21

Class C
Net asset value, offering price and redemption price per share ($908,284,022 ÷ 22,580,898 shares of common stock issued and outstanding)	$40.22

Class Q
Net asset value, offering price and redemption price per share ($108,130,506 ÷ 2,181,012 shares of common stock issued and outstanding)	$49.58

Class R
Net asset value, offering price and redemption price per share ($76,597,071 ÷ 1,604,489 shares of common stock issued and outstanding)	$47.74

Class Z
Net asset value, offering price and redemption price per share ($1,724,398,089 ÷ 34,838,673 shares of common stock issued and outstanding)	$49.50

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	17

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $920,138)	$25,609,730
Affiliated income from securities loaned, net	513,500
Affiliated dividend income	175,291

Total income	26,298,521

Expenses
Management fee	18,646,205
Distribution fee—Class A	3,247,597
Distribution fee—Class B	1,110,827
Distribution fee—Class C	4,799,396
Distribution fee—Class R	189,838
Transfer agent’s fees and expenses (including affiliated expense of $532,000) (Note 3)	3,503,000
Custodian’s fees and expenses	620,000
Reports to shareholders	258,000
Registration fees	223,000
Directors’ fees	72,000
Insurance	68,000
Legal fees and expenses	47,000
Audit fee	11,000
Miscellaneous	25,875

Total expenses	32,821,738
Management fee waiver (Note 2)	(215,119)

Net expenses	32,606,619

Net investment loss	(6,308,098)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(47,871,198)
Foreign currency transactions	(361,865)

(48,233,063)

Net change in unrealized appreciation (depreciation) on:
Investments	(107,555,154)
Foreign currencies	13,931

(107,541,223)

Net loss on investment and foreign currency transactions	(155,774,286)

Net Decrease In Net Assets Resulting From Operations	$(162,082,384)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(6,308,098)	$(25,385,009)
Net realized gain (loss) on investment and foreign currency transactions	(48,233,063)	111,450,715
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(107,541,223)	(308,135,153)

Net decrease in net assets resulting from operations	(162,082,384)	(222,069,447)

Dividends from net investment income (Note 1)
Class A	—	(25,030,104)
Class B	—	(3,720,851)
Class C	—	(12,911,912)
Class R	—	(605,765)
Class Z	—	(14,112,999)

	—	(56,381,631)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	722,983,258	3,071,322,060
Net asset value of shares issued in reinvestment of dividends	—	46,123,299
Cost of shares reacquired	(872,082,526)	(2,066,651,416)

Net increase (decrease) in net assets from Fund share transactions	(149,099,268)	1,050,793,943

Total increase (decrease)	(311,181,652)	772,342,865

Net Assets:
Beginning of period	5,435,495,193	4,663,152,328

End of period	$5,124,313,541	$5,435,495,193

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Fund”) is a non-diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

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Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the

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option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion.

Effective October 1, 2008 through February 29, 2012, PI has contractually agreed to waive .05% of the management fee rate on the Fund’s average daily net assets over $4 billion that would otherwise be applicable under the terms of the management agreement. The effective management fee rate was .70% of the Fund’s average daily net assets for the six months ended April 30, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to ..30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2013.

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PIMS has advised the Fund that it received $1,111,257 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2012, it received $69,126, $204,397 and $90,780 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2012, PIM has been compensated approximately $153,400 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the period ended April 30, 2012 were $525,742,621 and $704,157,260, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$4,674,098,173	$1,175,484,458	$(405,659,313)	$769,825,145

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark-to-market on open investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2011 of approximately $408,168,000 of which $93,457,000 expires in 2016, $264,952,000 expires in 2017 and $49,759,000 expires in 2018. The Fund utilized approximately $30,796,000 of its capital loss carryforward to offset net taxable gains realized in the year ended October 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for certain purchases by retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically

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convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock. There are 500 million shares of common stock authorized with $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock. Class A shares consist of 150 million authorized shares, Class B shares consist of 35 million authorized shares, Class C and Class Z shares each consist of 90 million authorized shares, Class Q shares consist of 85 million authorized shares and Class R shares consist of 50 million authorized shares. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of April 30, 2012, 17 shares of Class Q were owned by Prudential.

During the fiscal year ended October 31, 2010, the Fund received $17,864 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	5,322,627	$261,766,525
Shares reacquired	(7,178,309)	(350,972,055)

Net increase (decrease) in shares outstanding before conversion	(1,855,682)	(89,205,530)
Shares issued upon conversion from Class B and Class Z	496,027	24,820,936
Shares reacquired upon conversion into Class Z	(762,667)	(38,935,777)

Net increase (decrease) in shares outstanding	(2,122,322)	$(103,320,371)

Year ended October 31, 2011:
Shares sold	21,958,694	$1,226,833,752
Shares issued in reinvestment of dividends	427,823	22,439,035
Shares reacquired	(16,902,265)	(901,858,348)

Net increase (decrease) in shares outstanding before conversion	5,484,252	347,414,439
Shares issued upon conversion from Class B and Class Z	676,889	37,052,836
Shares reacquired upon conversion into Class Z	(3,163,611)	(176,640,184)

Net increase (decrease) in shares outstanding	2,997,530	$207,827,091

Class B
Six months ended April 30, 2012:
Shares sold	202,614	$8,416,026
Shares reacquired	(461,324)	(18,903,060)

Net increase (decrease) in shares outstanding before conversion	(258,710)	(10,487,034)
Shares reacquired upon conversion into Class A	(527,314)	(22,151,116)

Net increase (decrease) in shares outstanding	(786,024)	$(32,638,150)

Year ended October 31, 2011:
Shares sold	937,663	$44,203,508
Shares issued in reinvestment of dividends	74,484	3,300,410
Shares reacquired	(1,173,705)	(53,571,464)

Net increase (decrease) in shares outstanding before conversion	(161,558)	(6,067,546)
Shares reacquired upon conversion into Class A	(575,912)	(25,915,887)

Net increase (decrease) in shares outstanding	(737,470)	$(31,983,433)

28	Visit our website at www.prudentialfunds.com

Class C	Shares	Amount
Six months ended April 30, 2012:
Shares sold	1,087,231	$45,227,499
Shares reacquired	(2,862,198)	(116,944,021)

Net increase (decrease) in shares outstanding before conversion	(1,774,967)	(71,716,522)
Shares reacquired upon conversion into Class Z	(89,071)	(3,669,642)

Net increase (decrease) in shares outstanding	(1,864,038)	$(75,386,164)

Year ended October 31, 2011:
Shares sold	7,131,425	$338,014,890
Shares issued in reinvestment of dividends	211,029	9,352,796
Shares reacquired	(5,098,196)	(229,619,380)

Net increase (decrease) in shares outstanding before conversion	2,244,258	117,748,306
Shares reacquired upon conversion into Class Z	(104,294)	(4,648,935)

Net increase (decrease) in shares outstanding	2,139,964	$113,099,371

Class Q
Six months ended April 30, 2012:
Shares sold	889,409	$44,798,258
Shares reacquired	(239,568)	(12,152,641)

Net increase (decrease) in shares outstanding	649,841	$32,645,617

Period ended October 31, 2011:*
Shares sold	2,482,886	$130,737,869
Shares reacquired	(951,715)	(53,706,140)

Net increase (decrease) in shares outstanding	1,531,171	$77,031,729

Class R
Six months ended April 30, 2012:
Shares sold	463,835	$22,606,784
Shares reacquired	(365,353)	(17,703,708)

Net increase (decrease) in shares outstanding	98,482	$4,903,076

Year ended October 31, 2011:
Shares sold	1,205,621	$66,279,681
Shares issued in reinvestment of dividends	10,799	564,058
Shares reacquired	(733,393)	(39,340,474)

Net increase (decrease) in shares outstanding	483,027	$27,503,265

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2012:
Shares sold	6,696,587	$340,168,166
Shares reacquired	(7,093,018)	(355,407,041)

Net increase (decrease) in shares outstanding before conversion	(396,431)	(15,238,875)
Shares issued upon conversion from Class A and Class C	814,429	42,605,419
Shares reacquired upon conversion into Class A	(52,697)	(2,669,820)

Net increase (decrease) in shares outstanding	365,301	$24,696,724

Year ended October 31, 2011:
Shares sold	22,397,287	$1,265,252,360
Shares issued in reinvestment of dividends	194,662	10,467,000
Shares reacquired	(14,548,126)	(788,555,610)

Net increase (decrease) in shares outstanding before conversion	8,043,823	487,163,750
Shares issued upon conversion from Class A and Class C	3,167,730	181,289,119
Shares reacquired upon conversion into Class A	(187,134)	(11,136,949)

Net increase (decrease) in shares outstanding	11,024,419	$657,315,920

*	Commenced offering on December 27, 2010.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for

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Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			Five Months Ended October 31,		Year Ended May 31,
	2012(b)		2011(b)	2010(b)		2009(a)(b)		2009(b)	2008(b)		2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$49.50		$50.48	$41.27		$38.08		$68.29	$53.87		$48.25
Income (loss) from investment operations:
Net investment loss	(.05)		(.19)	(.21)		(.02)		(.06)	(.12)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.37)		(.22)	10.18		3.21		(28.75)	19.61		11.21
Total from investment operations	(1.42)		(.41)	9.97		3.19		(28.81)	19.49		11.18
Less Dividends and Distributions:
Dividends from net investment income	-		(.57)	(.76)		-		(.53)	(2.43)		(.42)
Distributions from net realized gains	-		-	-		-		(.87)	(2.64)		(5.14)
Total dividends and distributions	-		(.57)	(.76)		-		(1.40)	(5.07)		(5.56)
Capital Contributions (Note 6):	-		-	-	(i)	-		-	-		-
Net asset value, end of period	$48.08		$49.50	$50.48		$41.27		$38.08	$68.29		$53.87
Total Return(c):	(2.87)%		(.88)%	24.42%		8.38%		(40.56)%	38.15%		25.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,104,479		$2,271,696	$2,165,180		$1,535,793		$1,261,030	$2,090,493		$1,100,431
Average net assets (000)	$2,176,959		$2,669,299	$1,849,392		$1,372,157		$1,168,562	$1,491,943		$847,853
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.18%	(e)(g)	1.16% (e)	1.20%	(e)	1.21%	(e)(g)	1.23% (e)	1.14%	(e)(f)	1.19% (f)
Expenses, excluding distribution and service (12b-1) fees	.88%	(e)(g)	.86% (e)	.90%	(e)	.91%	(e)(g)	.93% (e)	.85%	(e)	.94%
Net investment loss	(.19)%	(e)(g)	(.35)% (e)	(.47)%	(e)	(.12)%	(e)(g)	(.15)% (e)	(.20)%	(e)	(.07)%
Portfolio turnover rate	10%	(h)	34%	21%		9%	(h)	51%	21%		46%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratios would have been 1.19%, .89% and (.20)%, respectively, for the six months ended April 30, 2012 and 1.18%, .88% and (.37)%, respectively, for the year ended October 31, 2011.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to ..25% of the average daily net assets of the Class A shares until September 30, 2007.

(g) Annualized.

(h) Not annualized.

(i) Less than $.005.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,			Five Months Ended October 31,		Year Ended May 31,
	2012(b)		2011(b)	2010(b)		2009(a)(b)		2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$41.55		$42.75	$35.30		$32.66		$58.60	$46.90	$42.70
Income (loss) from investment operations:
Net investment loss	(.18)		(.49)	(.45)		(.11)		(.28)	(.44)	(.34)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.16)		(.14)	8.66		2.75		(24.58)	16.90	9.79
Total from investment operations	(1.34)		(.63)	8.21		2.64		(24.86)	16.46	9.45
Less Dividends and Distributions:
Dividends from net investment income	-		(.57)	(.76)		-		(.21)	(2.12)	(.11)
Distributions from net realized gains	-		-	-		-		(.87)	(2.64)	(5.14)
Total dividends and distributions	-		(.57)	(.76)		-		(1.08)	(4.76)	(5.25)
Capital Contributions (Note 6):	-		-	-	(g)	-		-	-	-
Net asset value, end of period	$40.21		$41.55	$42.75		$35.30		$32.66	$58.60	$46.90
Total Return(c):	(3.23)%		(1.56)%	23.55%		8.08%		(40.99)%	37.14%	24.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$202,425		$241,789	$280,296		$241,335		$221,738	$436,506	$315,782
Average net assets (000)	$223,386		$296,198	$259,961		$227,342		$229,217	$360,663	$265,189
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.88%	(e)(f)	1.86% (e)	1.90%	(e)	1.91%	(e)(f)	1.93% (e)	1.85% (e)	1.94%
Expenses, excluding distribution and service (12b-1) fees	.88%	(e)(f)	.86% (e)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85% (e)	.94%
Net investment loss	(.88)%	(e)(f)	(1.05)% (e)	(1.17)%	(e)	(.81)%	(e)(f)	(.84)% (e)	(.86)% (e)	(.82)%
Portfolio turnover rate	10%	(h)	34%	21%		9%	(h)	51%	21%	46%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratios would have been 1.89%, .89% and (.89)%, respectively, for the six months ended April 30, 2012 and 1.88%, .88% and (1.07)%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Less than $.005.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			Five Months Ended October 31,		Year Ended May 31,
	2012(b)		2011(b)	2010(b)		2009(a)(b)		2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$41.56		$42.75	$35.31		$32.67		$58.61	$46.90	$42.70
Income (loss) from investment operations:
Net investment loss	(.18)		(.48)	(.45)		(.12)		(.28)	(.46)	(.34)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.16)		(.14)	8.65		2.76		(24.58)	16.93	9.79
Total from investment operations	(1.34)		(.62)	8.20		2.64		(24.86)	16.47	9.45
Less Dividends and Distributions:
Dividends from net investment income	-		(.57)	(.76)		-		(.21)	(2.12)	(.11)
Distributions from net realized gains	-		-	-		-		(.87)	(2.64)	(5.14)
Total dividends and distributions	-		(.57)	(.76)		-		(1.08)	(4.76)	(5.25)
Capital Contributions (Note 6):	-		-	-	(g)	-		-	-	-
Net asset value, end of period	$40.22		$41.56	$42.75		$35.31		$32.67	$58.61	$46.90
Total Return(c):	(3.22)%		(1.54)%	23.51%		8.08%		(40.99)%	37.14%	24.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$908,284		$1,015,836	$953,597		$674,791		$549,558	$985,867	$550,097
Average net assets (000)	$965,153		$1,146,777	$819,275		$600,514		$533,680	$724,878	$428,643
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.88%	(e)(f)	1.86% (e)	1.90%	(e)	1.91%	(e)(f)	1.93% (e)	1.85% (e)	1.94%
Expenses, excluding distribution and service (12b-1) fees	.88%	(e)(f)	.86% (e)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85% (e)	.94%
Net investment loss	(.89)%	(e)(f)	(1.04)% (e)	(1.17)%	(e)	(.82)%	(e)(f)	(.85)% (e)	(.90)% (e)	(.82)%
Portfolio turnover rate	10%	(h)	34%	21%		9%	(h)	51%	21%	46%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratios would have been 1.89%, .89% and (.90)%, respectively, for the six months ended April 30, 2012 and 1.88%, .88% and (1.06)%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Less than $.005.

(h) Not annualized.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended April 30, 2012(b)		December 27, 2010(a) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$50.93		$57.19
Income (loss) from investment operations:
Net investment income	.06		.04
Net realized and unrealized loss on investment and foreign currency transactions	(1.41)		(6.30)
Total from investment operations	(1.35)		(6.26)
Net asset value, end of period	$49.58		$50.93
Total Return(c):	(2.65)%		(10.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$108,131		$77,986
Average net assets (000)	$98,599		$30,408
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	.75%	(f)	.74%	(f)
Expenses, excluding distribution and service (12b-1) fees	.75%	(f)	.74%	(f)
Net investment income	.25%	(f)	.09%	(f)
Portfolio turnover rate	10%	(g)	34%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratios would have been .76%, .76% and .24%, respectively, for the six months ended April 30, 2012 and .76%, .76% and .07%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,			Five Months Ended October 31,		Year Ended May 31,		August 22, 2006(b) through May 31,
	2012(c)		2011(c)	2010(c)		2009(a)(c)		2009(c)	2008(c)	2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$49.20		$50.27	$41.19		$38.02		$68.28	$53.96	$47.85
Income (loss) from investment operations:
Net investment loss	(.09)		(.29)	(.31)		(.05)		(.13)	(.37)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.37)		(.21)	10.15		3.22		(28.73)	19.74	11.63
Total from investment operations	(1.46)		(.50)	9.84		3.17		(28.86)	19.37	11.55
Less Dividends and Distributions:
Dividends from net investment income	-		(.57)	(.76)		-		(.53)	(2.41)	(.30)
Distributions from net realized gains	-		-	-		-		(.87)	(2.64)	(5.14)
Total dividends and distributions	-		(.57)	(.76)		-		(1.40)	(5.05)	(5.44)
Capital Contributions (Note 6):	-		-	-	(i)	-		-	-	-
Net asset value, end of period	$47.74		$49.20	$50.27		$41.19		$38.02	$68.28	$53.96
Total Return(d):	(2.97)%		(1.07)%	24.15%		8.34%		(40.66)%	37.82%	25.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,597		$74,092	$51,424		$28,573		$19,990	$15,328	$2,565
Average net assets (000)	$76,352		$73,359	$40,431		$23,555		$12,599	$6,730	$626
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.38%	(g)(h)	1.36% (g)	1.40%	(g)	1.41%	(g)(h)	1.43% (g)	1.35% (g)	1.44%	(h)
Expenses, excluding distribution and service (12b-1) fees	.88%	(g)(h)	.86% (g)	.90%	(g)	.91%	(g)(h)	.93% (g)	.85% (g)	.94%	(h)
Net investment loss	(.39)%	(g)(h)	(.54)% (g)	(.68)%	(g)	(.33)%	(g)(h)	(.37)% (g)	(.62)% (g)	(.24)%	(h)
Portfolio turnover rate	10%	(j)	34%	21%		9%	(j)	51%	21%	46%	(j)

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Commencement of offering.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratios would have been 1.39%, .89% and (.40)%, respectively, for the six months ended April 30, 2012 and 1.38%, .88% and (.56)%, respectively, for the year ended October 31, 2011.

(h) Annualized.

(i) Less than $.005.

(j) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			Five Months Ended October 31,		Year Ended May 31,
	2012(b)		2011(b)	2010(b)		2009(a)(b)		2009(b)	2008(b)		2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$50.88		$51.71	$42.14		$38.83		$69.90	$54.99		$49.12
Income (loss) from investment operations:
Net investment income (loss)	.03		(.02)	(.08)		.03		.06	.05		.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.41)		(.24)	10.41		3.28		(29.55)	20.05		11.46
Total from investment operations	(1.38)		(.26)	10.33		3.31		(29.49)	20.10		11.54
Less Dividends and Distributions:
Dividends from net investment income	-		(.57)	(.76)		-		(.71)	(2.55)		(.53)
Distributions from net realized gains	-		-	-		-		(.87)	(2.64)		(5.14)
Total dividends and distributions	-		(.57)	(.76)		-		(1.58)	(5.19)		(5.67)
Capital Contributions (Note 6):	-		-	-	(g)	-		-	-		-
Net asset value, end of period	$49.50		$50.88	$51.71		$42.14		$38.83	$69.90		$54.99
Total Return(c):	(2.71)%		(.57)%	24.77%		8.52%		(40.40)%	38.53%		25.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,724,398		$1,754,096	$1,212,655		$640,899		$470,122	$719,348		$355,928
Average net assets (000)	$1,744,889		$1,759,452	$896,356		$552,361		$433,493	$503,262		$283,266
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.88%	(e)(f)	.86% (e)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85%	(e)	.94%
Expenses, excluding distribution and service (12b-1) fees	.88%	(e)(f)	.86% (e)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85%	(e)	.94%
Net investment income (loss)	.11%	(e)(f)	(.04)% (e)	(.18)%	(e)	.17%	(e)(f)	.15% (e)	.08%	(e)	.18%
Portfolio turnover rate	10%	(h)	34%	21%		9%	(h)	51%	21%		46%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income (loss) ratios would have been .89%, .89% and .10%, respectively, for the six months ended April 30, 2012 and .88%, .88% and (.06)%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Less than $.005.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PJNQX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K602	74441K404	74441K503

MF135E2    0226457-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not
applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 21, 2012